Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 13,282	$ 6,703	$ 12,456
Restricted cash	488,289	484,882	88,750
Accounts receivable	57,523	103,822
Accounts receivable, related parties		7,131
Note receivables	3,825	3,825
Other receivables	2,013	8,284	17,319
Prepaid expense and other current assets	38,081	32,309
Total current assets	603,013	646,956	118,525
Property and equipment, net	418,457	592,251	57,205
Right-of-use asset	487,595	569,650
Investment in NSURE, Inc.	1,350,000
Intangibles, net	5,965,408	6,633,584	604,489
Goodwill	9,265,070	8,548,608	1,705,548
Other non-current assets	203,680	1,984	3,784
Total assets	18,293,223	16,993,033	2,489,551
Current liabilities:
Accounts payable and other accrued liabilities	361,697	153,226	98,654
Loans payable	143,957	19,401
Current portion of loans payables, related parties	4,813,252	3,311,844	962,325
Other payables	53,252	8,351	16,942
Current portion of long-term debt	963,450	1,010,570	90,580
Current portion of leases payable	215,833	164,367
Total current liabilities	6,551,441	4,667,759	1,168,501
Loan payables, related parties, less current portion	140,016	150,786
Loans payable, less current portion	379,341
Long term debt, less current portion	8,090,062	8,270,955	1,621,101
Leases payable, less current portion	277,955	411,159
Earn-out liability	2,631,418	2,850,050
Total liabilities	18,070,233	16,350,709	2,789,602
Stockholders' and members' equity (deficit):
Preferred stock, $0.001 par value; 750,000,000 shares authorized and 33,911,991 and 40,000,000 issued and outstanding as of September 30, 2020, December 31, 2019 and 2018 Respectively	33,912	33,912	40,000
Common stock, $0.001 par value; 2,000,000,000 shares authorized and 363,516,660 and 352,742,548 and 265,699,106 issued and outstanding as of September 30, 2020, December 31, 2019 and December 31, 2018, respectively	363,517	352,743	265,699
Common stock issuable	822,116	822,116
Additional paid-in capital	11,136,499	8,216,829	4,682,045
Accumulated deficit	(12,133,054)	(8,783,276)	(5,287,795)
Total stockholders' equity (deficit)	222,990	642,324	(300,051)
Total liabilities and stockholders' equity (deficit)	$ 18,293,223	$ 16,993,033	$ 2,489,551